Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Debt securities held	$ 325	$ 328
EUR
Statement [line items]
Debt securities held	12	14
JPY
Statement [line items]
Debt securities held	11	11
USD
Statement [line items]
Debt securities held	$ 302	$ 303